Indebtedness to Related Parties	6 Months Ended
Jun. 30, 2026
Indebtedness to Related Parties [Abstract]
Indebtedness to related parties

Note 29. Indebtedness to related parties

On April 1 and October 1, 2019, the SEALSQ Group entered into loan agreements with WISeCoin AG, an affiliate of WISeKey, for, respectively. EUR 250,000 (the “WISeCoin Euro Loan”) and USD 2,750,000 (the “WISeCoin USD Loan”) (together, the “WISeCoin Loans”). The WISeCoin Loans bear interest at 3% per annum, amended to 2.5% on November 3, 2022, and have no maturity date.

On April 1, 2021, the Group entered into a Debt Remission Agreement (the “Debt Remission”) with WISeKey pursuant to which EUR 5 million (USD 5,871,714 at historical rate) of outstanding indebtedness was remitted without compensation. Under the terms of the Debt Remission, WISeKey retained the right to reinstate the debt and require repayment in fiscal years in which SEALSQ France SAS achieves positive income before income tax expense. Accordingly, the amount subject to the Debt Remission continued to be recognized as a noncurrent related-party liability and was revalued at each period end at the applicable closing rate. On December 20, 2023, WISeKey agreed to write off EUR 2 million (USD 2,191,282 at historical rate), leaving EUR 3 million (USD 3,105,300) outstanding.

In 2025, the Group repaid in full the outstanding EUR 3 million Debt Remission as well as the WISeCoin USD Loan principal in an amount of USD 2,750,000 and interest thereon of USD 403,420. The WISeCoin Euro Loan and interest thereon remained outstanding for a total amount of USD 305,700 as of December 31, 2025.

As of December 31, 2025, the Group owed WISeKey and its affiliates USD 2,180,054 in current payables corresponding to the WISeCoin Euro Loan, unpaid interest and management fees, and had a current receivable of USD 8,656,171 from WISeKey corresponding to management fees and advances.

As of June 30, 2026, the Group owed WISeKey and its affiliates USD 1,967,370 in current payables corresponding to the WISeCoin Euro Loan, unpaid interest and management fees. The WISeCoin Euro Loan and interest thereon remain outstanding and classified as current, for a total amount of USD 340,097 as of June 30, 2026.

As of June 30, 2026, the Group also had a current receivable of USD 16,672,411 from WISeKey and its affiliates corresponding to management fees and advances.